Equity Incentive Schemes and Stock Compensation Charges - Schedule of Non-cash Stock Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation costs	$ 133,844	$ 26,271	$ 26,819
Direct costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation costs	18,551	8,557	14,777
Selling, general and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation costs	41,457	17,714	12,042
Transaction and integration related *
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation costs	$ 73,836	$ 0	$ 0